STOCK OPTIONS AND WARRANTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Total intrinsic value of stock options granted	$ 0	$ 0
Total intrinsic value of stock options outstanding	0	0
Total intrinsic value of stock options exercisable	0	0
Total stock-based compensation	646,731	0
Fair value of vested stock options	326,731	0
Compensation expense not yet recognized	$ 358,000	$ 60,000
Period in which Compensation expense recognized	1 year 6 months	6 months
Two Thousand Ten Equity Compensation Plan [Member]
Common stock authorized	12,000,000
Available for future grants	8,163,327